Sensitivity analysis of LAT (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sensitivity analysis of LAT [Abstract]
Discount rate increased by 0.5%	₩ (2,010,046)	₩ (1,532,611)
Discount rate decreased by 0.5%	2,353,179	1,836,098
Operating expense increased by 10%	236,693	216,340
Mortality rate increased by 10%	866,683	818,261
Mortality rate increased by 5%	435,423	410,822
Surrender ratio increased by 10%	₩ 298,121	₩ 457,119